Summary of Significant Account Policies, Restricted Cash (Table) (Details) - USD ($) $ in Thousands	Jun. 30, 2018	Dec. 31, 2017	Jun. 30, 2017	Dec. 31, 2016
Reconciliation of cash, cash equivalents and restricted cash
Cash and cash equivalents	$ 21,731	$ 27,086
Restricted cash	0	10,000
Total cash, cash equivalents and restricted cash	$ 21,731	$ 37,086	$ 45,777	$ 52,791